SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated September 26, 2019
to the Class F Prospectus, dated January 31, 2019, as amended April 1, 2019, April 4, 2019,
June 27, 2019, July 1, 2019, July 10, 2019 and August 9, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended to revise the disclosure regarding certain fees and expenses that have been in place throughout the Fund's fiscal year, as follows:

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.91%	2.03%	1.53%	1.21%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1244 (9/19)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated September 26, 2019
to the Class Y Prospectus, dated January 31, 2019, as amended April 1, 2019, April 4, 2019,
June 27, 2019, July 1, 2019 and August 9, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended to revise the disclosure regarding certain fees and expenses that have been in place throughout the Fund's fiscal year, as follows:

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.66%	1.78%	1.28%	0.96%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1245 (9/19)